Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Simplify Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.95%	1.61%	8.47%
Simplify Bitcoin Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	(26.37%)	90.53%	143.55%
Simplify Bond Bull ETF
Prospectus [Line Items]
Annual Return [Percent]	(25.03%)
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Annual Return [Percent]	14.86%	18.97%
Simplify Enhanced Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.34%	1.77%	7.51%
Simplify Gold Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	101.59%
Simplify Health Care ETF
Prospectus [Line Items]
Annual Return [Percent]	24.07%	8.87%	3.75%	(4.27%)
Simplify Hedged Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	10.08%	18.32%	16.73%	(8.40%)
Simplify High Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	8.67%	8.62%	12.48%
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Annual Return [Percent]	1.12%	36.46%	4.20%	93.93%
Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	15.06%	(10.03%)	(2.56%)	(37.27%)
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	1.31%	24.18%	(3.52%)
Simplify MBS ETF
Prospectus [Line Items]
Annual Return [Percent]	7.84%	2.19%
Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Annual Return [Percent]	(36.92%)	(0.19%)
Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	7.29%	(3.54%)	(2.17%)
Simplify Treasury Option Income ETF
Prospectus [Line Items]
Annual Return [Percent]	4.32%	7.22%	4.52%
Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	16.47%	37.07%	48.66%	(27.94%)
Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Annual Return [Percent]	15.52%	22.14%	24.01%	(25.39%)	28.99%
Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Annual Return [Percent]	18.57%	17.57%	21.05%	(25.64%)	24.37%
Simplify US Equity Income ETF
Prospectus [Line Items]
Annual Return [Percent]	22.58%	25.34%	27.46%	(24.64%)	33.87%
Simplify Volatility Premium ETF
Prospectus [Line Items]
Annual Return [Percent]	2.51%	7.17%	23.05%	(4.57%)
Simplify Gamma Emerging Market Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	12.80%
Simplify National Muni Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.60%
Simplify Opportunistic Income ETF
Prospectus [Line Items]
Annual Return [Percent]	(0.38%)	4.94%
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	25.10%	(10.22%)
Simplify Tara India Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	1.02%